Advances to Suppliers (Details) - Schedule of advance to suppliers - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of advance to suppliers [Abstract]
Advance to suppliers	$ 610,526	$ 421,963
Less: reserve for vendor non-performance on advances	(38,949)
Advance to suppliers, net	$ 571,577	$ 421,963